Annual Fund Operating Expenses	Jul. 31, 2023
Eaton Vance Arizona Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.29%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.73%
Eaton Vance Arizona Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.29%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.48%
Eaton Vance Arizona Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.29%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.54%
Eaton Vance Connecticut Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.31%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.71%
Eaton Vance Connecticut Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.31%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.46%
Eaton Vance Connecticut Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.31%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.50%
Eaton Vance Minnesota Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.70%
Eaton Vance Minnesota Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.45%
Eaton Vance Minnesota Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.35%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.50%
Eaton Vance Municipal Opportunities Fund
Operating Expenses:
Interest Expense	0.01%
Other Expenses other than Interest Expense	0.13%
Eaton Vance Municipal Opportunities Fund | Class A
Operating Expenses:
Management Fees	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.99%
Expense Reimbursement (1)	(0.06%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.93%
Eaton Vance Municipal Opportunities Fund | Class C
Operating Expenses:
Management Fees	0.60%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.74%
Expense Reimbursement (1)	(0.06%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.68%
Eaton Vance Municipal Opportunities Fund | Class I
Operating Expenses:
Management Fees	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.74%
Expense Reimbursement (1)	(0.06%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.68%
Eaton Vance New Jersey Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.72%
Eaton Vance New Jersey Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.47%
Eaton Vance New Jersey Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.35%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.52%
Eaton Vance Pennsylvania Municipal Income Fund
Operating Expenses:
Interest Expense	0.10%
Other Expenses other than Interest Expense	0.18%
Eaton Vance Pennsylvania Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.36%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.84%
Eaton Vance Pennsylvania Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.36%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.59%
Eaton Vance Pennsylvania Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.36%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.64%

[1]	The investment adviser and administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.92% for Class A shares, 1.67% for Class C shares and 0.67% for Class I shares. This expense reimbursement will continue through November 30, 2024. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser and administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.